Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 9	$ 24	$ 148
Net gains / (losses) from disposals of investments in associates and joint ventures	135	4	844
Share of net profits of associates and joint ventures	144	(348)	32
Total	288	(319)	1,024
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	0	3	(1)
Income from properties	49	39	20
Net gains / (losses) from properties held for sale	(17)	12	24
Other	354	648	391
Total other income	675	384	1,459
Impairments related to associates	508	80
Gains losses on repurchase of entity's own debt instruments	21	160	98
Other income related to a legacy bankruptcy claim	111
Credit Suisse
Associates, joint ventures and subsidiaries
Mortgage servicing rights fee income	174
Asset Management
Associates, joint ventures and subsidiaries
Other	113
UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other	111
Gains (losses) on the sale of subsidiaries	$ 133
Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures			$ 848
Mitsubishi Corp.-UBS Realty Inc. | Asset Management
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures		$ 848